Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of compute basic and diluted net income per share
The earnings per share presented in the statement of operations is
based on the following:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2023	2022	2023	2022

Net income (loss)	$631,724	$4,262,070	$(2,225,459)	$11,637,242
Accretion of temporary equity to redemption value	(761,527)	(1,245,745)	6,472,390	(1,632,690)

Net income including accretion of temporary equity to redemption value	$(129,803)	$3,016,325	$4,246,931	$10,004,552

	For the Three Months Ended September 30,
	2023		2022
	Redeemable Class A	Non-redeemable Class B	Redeemable Class A	Non-redeemable Class B

Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income including accretion of temporary equity	$(38,941)	$(90,861)	$2,413,060	$603,265
Allocation of accretion of temporary equity to redemption value	761,527	—	1,245,745	—

Allocation of net income (loss)	$722,586	$(90,861)	$3,658,805	$603,265

Denominator:
Weighted-average shares outstanding	2,896,555	6,900,000	27,600,000	6,900,000
Basic and diluted net income (loss) per share	$0.25	$(0.01)	$0.13	$0.09

	For the Nine Months Ended September 30,
	2023		2022
	Redeemable Class A	Non-redeemable Class B	Redeemable Class A	Non-redeemable Class B

Basic and diluted net (loss) income per share:
Numerator:
Allocation of net income including accretion of temporary equity	$1,698,772	$2,548,159	$8,003,642	$2,000,910
Allocation of accretion of temporary equity to redemption value	(6,472,390)	—	1,632,690	—

Allocation of net (loss) income	$(4,773,618)	$2,548,159	$9,636,332	$2,000,910

Denominator:
Weighted-average shares outstanding	4,615,842	6,900,000	27,600,000	6,900,000
Basic and diluted net (loss) income per share	$(1.03)	$0.37	$0.35	$0.29

The earnings per share presented in the statements of operations is based on the following:

	Year Ended December 31, 2022	For the Period from April 19, 2021 (Inception) through December 31, 2021
Net income	$14,334,250	$9,460,263
Accretion of temporary equity to redemption value	(3,984,431)	(33,092,121)

Net income (loss) including accretion of temporary equity to redemption value	$10,349,819	$(23,631,858)

	Year Ended December 31, 2022		For the Period from April 19, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$8,279,855	$2,069,964	$(18,310,230)	$(5,321,628)
Allocation of accretion of temporary equity to redemption value	3,984,431	—	33,092,121	—

Allocation of net income (loss)	$12,264,286	$2,069,964	$14,781,891	$(5,321,628)

Denominator:
Weighted-average shares outstanding	$27,600,000	$6,900,000	$7,546,875	$6,685,214
Basic and diluted net income (loss) per share	$0.44	$0.30	$1.96	$(0.80)